Schedule II - Unaudited Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]	SCHEDULE II
UNAUDITED VALUATION AND QUALIFYING ACCOUNTS (in $000’s)

	Year Ended December 31,
ALLOWANCE FOR DOUBTFUL ACCOUNTS	2011	2010	2009
Beginning balance	$256	$248	$160
Additions charged to expense	$(18)	$26	$101
Deductions	$(32)	$(18)	$(13)
Balance at end of year	$206	$256	$248

INVENTORY OBSOLESCENCE RESERVE:
Beginning balance	$1,787	$2,549	$2,734
Additions charged to expense	$778	$1,167	$970
Deductions	$(1,008)	$(1,929)	$(1,155)
Balance at end of year	$1,557	$1,787	$2,549

DEFERRED TAX ASSET VALUATION ALLOWANCE:
Beginning balance	$2,844	$3,013	$3,569
Additions charged (credited to) to expense	$(147)	$(169)	$(556)
Balance at end of year	$2,697	$2,844	$3,013

WARRANTY RESERVE:
Beginning balance	$75	$90	$183
Additions	$212	$114	$160
Payments	$(200)	$(129)	$(253)
Balance at end of year	$87	$75	$90